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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):               [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CR Intrinsic Investors, LLC
Address:          72 Cummings Point Road
                  Stamford, Connecticut 06902

Form 13F File Number: _______ (not yet assigned)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter Nussbaum
Title:            Authorized Person
Phone:            203-890-2094

Signature, Place, and Date of Signing:

/s/ Peter Nussbaum          Stamford, Connecticut           February 14, 2006
------------------          ---------------------           -----------------
    [Signature]                 [City, State]                    [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
                                            -----------

Form 13F Information Table Entry Total:           66*
                                            -----------

Form 13F Information Table Value Total:     $618,824
                                            -----------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.          Form 13F File Number        Name
     1           28-5608                     S.A.C. Capital Management, LLC
    ---          -------------
     2           28-4043                     S.A.C. Capital Advisors, LLC
    ---          -------------

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by the Other Included Managers are listed herein.


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SAC 13F PROCESSING - 13F REPORT FOR BUS DATE 12/31/2005 AND
REPORT GROUP INTRINSIC

                                                                  SHARES
                                    TITLE                           OR                                            OTHER     VOTING
                                     OF                  VALUE   PRINCIPLE                         INVESTMENT     MAN-    AUTHORIZED
     NAME OF ISSUER                 CLASS      CUSIP    (X$1000)  AMOUNT   SHRS / PRN PUT / CALL   DISCRETION     AGERS     SHARES
ADOBE SYS INC                      Common    00724F101   3,696    100,000 Shrs                  Shared-Defined     1,2      100,000
AK STL HLDG CORP                   Common    001547108   3,578    450,000 Shrs                  Shared-Defined     1,2      450,000
AKAMAI TECHNOLOGIES INC            Common    00971T101   1,798     90,200 Shrs                  Shared-Defined     1,2       90,200
ALERIS INTL INC                    Common    014477103   3,224    100,000 Shrs                  Shared-Defined     1,2      100,000
AMERICAN TOWER CORP                Common    029912201  23,035    850,000 Shrs                  Shared-Defined     1,2      850,000
AON CORP                           Common    037389103   3,595    100,000 Shrs                  Shared-Defined     1,2      100,000
ASHLAND INC NEW                    Common    044209104   9,264    160,000 Shrs                  Shared-Defined     1,2      160,000
ATLAS AMER INC                     Common    049167109   8,129    134,990 Shrs                  Shared-Defined     1,2      134,990
BANK NEW YORK INC                  Common    064057102   7,963    250,000 Shrs                  Shared-Defined     1,2      250,000
BOSTON SCIENTIFIC CORP             Common    101137107   6,123    250,000 Shrs                  Shared-Defined     1,2      250,000
BRINKS CO                          Common    109696104  17,966    375,000 Shrs                  Shared-Defined     1,2      375,000
CABOT CORP                         Common    127055101  12,773    356,800 Shrs                  Shared-Defined     1,2      356,800
CARDIOME PHARMA CORP               Common    14159U202   6,565    650,000 Shrs                  Shared-Defined     1,2      650,000
CARMAX INC                         Common    143130102   4,152    150,000 Shrs                  Shared-Defined     1,2      150,000
CARMIKE CINEMAS INC                Common    143436400   3,951    155,800 Shrs                  Shared-Defined     1,2      155,800
CENTRAL EUROPEAN MEDIA ENTRP       Common    G20045202   5,790    100,000 Shrs                  Shared-Defined     1,2      100,000
CMS ENERGY CORP                    Common    125896100   6,891    474,900 Shrs                  Shared-Defined     1,2      474,900
COMPUCREDIT CORP                   Common    20478N100   4,673    121,443 Shrs                  Shared-Defined     1,2      121,443
CUBIST PHARMACEUTICALS INC         Common    229678107   4,463    210,000 Shrs                  Shared-Defined     1,2      210,000
DIEBOLD INC                        Common    253651103   6,650    175,000 Shrs                  Shared-Defined     1,2      175,000
ENCORE WIRE CORP                   Common    292562105   1,820     79,967 Shrs                  Shared-Defined     1,2       79,967
F M C CORP                         Common    302491303  10,634    200,000 Shrs                  Shared-Defined     1,2      200,000
FASTENAL CO                        Common    311900104   1,960     50,000 Shrs                  Shared-Defined     1,2       50,000
FIDELITY NATL FINL INC             Common    316326107   5,519    150,000 Shrs                  Shared-Defined     1,2      150,000
GFI GROUP INC                      Common    361652209     854     18,001 Shrs                  Shared-Defined     1,2       18,001
GOOGLE INC                         Common    38259P508  41,486    100,000 Shrs                  Shared-Defined     1,2      100,000
HOSPIRA INC                        Common    441060100   2,139     50,000 Shrs                  Shared-Defined     1,2       50,000
HOUSTON EXPL CO                    Common    442120101   7,920    150,000 Shrs                  Shared-Defined     1,2      150,000
INTERMUNE INC                      Common    45884X103   1,680    100,000 Shrs                  Shared-Defined     1,2      100,000
INTERNATIONAL COAL GRP INC N       Common    45928H106   9,414    990,900 Shrs                  Shared-Defined     1,2      990,900
LEGG MASON INC                     Common    524901105   2,992     25,000 Shrs                  Shared-Defined     1,2       25,000
LEVEL 3 COMMUNICATIONS INC         Common    52729N100     415    144,600 Shrs                  Shared-Defined     1,2      144,600
MACROVISION CORP                   Common    555904101   5,019    300,000 Shrs                  Shared-Defined     1,2      300,000
MENTOR CORP MINN                   Common    587188103   7,603    165,000 Shrs                  Shared-Defined     1,2      165,000
MICROS SYS INC                     Common    594901100   3,624     75,000 Shrs                  Shared-Defined     1,2       75,000
MOLSON COORS BREWING CO            Common    60871R209   6,699    100,000 Shrs                  Shared-Defined     1,2      100,000
MYOGEN INC                         Common    62856E104   4,976    165,000 Shrs                  Shared-Defined     1,2      165,000
NASDAQ STOCK MARKET INC            Common    631103108   3,518    100,000 Shrs                  Shared-Defined     1,2      100,000
NEXTEL PARTNERS INC                Common    65333F107  25,543    914,200 Shrs                  Shared-Defined     1,2      914,200
NRG ENERGY INC                     Common    629377508  47,120  1,000,000 Shrs                  Shared-Defined     1,2    1,000,000
NTL INC DEL                        Common    62940M104  11,233    165,000 Shrs                  Shared-Defined     1,2      165,000
NUTRI SYS INC NEW                  Common    67069D108   2,907     80,700 Shrs                  Shared-Defined     1,2       80,700
OIL SVC HOLDRS TR                  Common    678002106  19,320    150,000 Shrs                  Shared-Defined     1,2      150,000
PENN NATL GAMING INC               Common    707569109   4,943    150,000 Shrs                  Shared-Defined     1,2      150,000
PHARMAXIS LTD                      Common    71715J105   2,239    100,000 Shrs                  Shared-Defined     1,2      100,000
PHELPS DODGE CORP                  Common    717265102  10,416     72,400 Shrs                  Shared-Defined     1,2       72,400
PRIMEDIA INC                       Common    74157K101   4,962  3,082,100 Shrs                  Shared-Defined     1,2    3,082,100
SCHWAB CHARLES CORP NEW            Common    808513105   2,934    200,000 Shrs                  Shared-Defined     1,2      200,000
SEPRACOR INC                       Common    817315104   2,064     40,000 Shrs                  Shared-Defined     1,2       40,000
SIGMA DESIGNS INC                  Common    826565103     769     50,000 Shrs                  Shared-Defined     1,2       50,000
SIX FLAGS INC                      Common    83001P109   7,325    950,000 Shrs                  Shared-Defined     1,2      950,000
SUPERIOR ESSEX INC                 Common    86815V105  12,046    597,528 Shrs                  Shared-Defined     1,2      597,528
TRONOX INC                         Common    897051108   2,287    175,000 Shrs                  Shared-Defined     1,2      175,000
TXU CORP                           Common    873168108  82,814  1,650,000 Shrs                  Shared-Defined     1,2    1,650,000
UNITED THERAPEUTICS CORP DEL       Common    91307C102   3,525     51,000 Shrs                  Shared-Defined     1,2       51,000
UTI WORLDWIDE INC                  Common    G87210103   2,321     25,000 Shrs                  Shared-Defined     1,2       25,000
VIACOM INC NEW                     Common    92553P201   8,230    200,000 Shrs                  Shared-Defined     1,2      200,000
WARNER MUSIC GROUP CORP            Common    934550104   6,359    330,000 Shrs                  Shared-Defined     1,2      330,000
XEROX CORP                         Common    984121103  21,975  1,500,000 Shrs                  Shared-Defined     1,2    1,500,000
YAHOO INC                          Common    984332106   5,877    150,000 Shrs                  Shared-Defined     1,2      150,000
AMAZON COM INC                     Option    023135956  44,793    950,000                 Put   Shared-Defined     1,2      950,000
EBAY INC                           Option    278642953   4,325    100,000                 Put   Shared-Defined     1,2      100,000
ENERGY CONVERSION DEVICES IN       Option    292659959   4,075    100,000                 Put   Shared-Defined     1,2      100,000
INTEROIL CORP                      Option    460951956   1,340     50,000                 Put   Shared-Defined     1,2       50,000
NEXTEL PARTNERS INC                Option    65333F907  13,970    500,000                 Call  Shared-Defined     1,2      500,000
TIME WARNER TELECOM INC            Option    887319951     561     57,000                 Put   Shared-Defined     1,2       57,000
